SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2020
SHORT-TERM INVESTMENT
SHORT-TERM INVESTMENT	4. SHORT-TERM INVESTMENT

	As of December 31,
	2019	2020
	RMB	RMB
Wealth management products	242,567	470,000
Time deposits	714,803	300,000
Total	957,370	770,000